ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS), Reclassification Out of Each Component (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassifications out of AOCIL [Abstract]
Interest expense	$ 8,315	$ 16,217	$ 26,347
Income tax expense	14,418	13,329	11,325
Total reclassifications for the period, net of tax	62,895	56,152	46,435
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassifications out of AOCIL [Abstract]
Total reclassifications for the period, net of tax		(1,795)	447
Accumulated Other Comprehensive Income (Loss) [Member]
Reclassifications out of AOCIL [Abstract]
Total reclassifications for the period, net of tax	0	0	0
Unrealized Gains (Losses) on Securities Available for Sale [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassifications out of AOCIL [Abstract]
Net gains on securities available for sale	1,411	267	140
Net impairment loss recognized in earnings	0	0	0
Total reclassifications before tax	1,411	267	140
Income tax expense	296	56	29
Total reclassifications for the period, net of tax	$ 1,115	211	111
Unrealized Losses on Cash Flow Hedges [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassifications out of AOCIL [Abstract]
Interest expense		2,539	(425)
Income tax expense		533	(89)
Total reclassifications for the period, net of tax		$ 2,006	$ (336)